UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09475

        Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.3% (2.9% of Total Investments)
$5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32 - MBIA Insured	5/12 at 101.00	AAA	$5,718,764
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 - MBIA Insured	3/12 at 101.00	AAA	3,253,978
10,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	10,825,400
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

	Alaska - 3.4% (2.3% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27 - AMBAC Insured	10/12 at 100.00	AAA	15,999,300

	Arizona - 1.1% (0.8% of Total Investments)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	5,237,400
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	California - 11.4% (7.6% of Total Investments)
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 - MBIA Insured	10/15 at 100.00	Aaa	1,579,283
1,565	5.000%, 10/01/27 - MBIA Insured	10/15 at 100.00	Aaa	1,663,032
8,890	California, General Obligation Veterans Welfare Bonds, Series 1997BH, 5.400%, 12/01/14	12/08 at 101.00	AA-	9,094,292
	(Alternative Minimum Tax)
3,200	California, Various Purpose General Obligation Bonds, Series 2000, 5.250%, 9/01/17 - MBIA Insured	9/10 at 100.00	AAA	3,456,544
10,000	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 2/01/23 - MBIA Insured	No Opt. Call	AAA	10,442,600
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24	6/07 at 101.00	AAA	3,057,420
	(Alternative Minimum Tax) - MBIA Insured
7,935	Los Angeles, California, Certificates of Participation, Real Property Acquisition Program, Series	4/12 at 100.00	AAA	8,443,554
	2002, 5.300%, 4/01/32 - AMBAC Insured
1,000	Los Angeles Convention and Exhibition Center Authority, California, Certificates of Participation,	12/05 at 100.00	AAA	1,021,170
	Series 1985, 9.000%, 12/01/20 (Pre-refunded to 12/01/05)
3,425	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1, 5.000%,	7/15 at 100.00	AAA	3,658,277
	7/01/25 - FGIC Insured
7,500	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series 1998A,	7/08 at 101.00	AAA	7,931,250
	5.200%, 7/01/32 - MBIA Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P, 5.250%,	8/11 at 100.00	AAA	2,524,276
	8/15/18 - FSA Insured

	Colorado - 0.9% (0.6% of Total Investments)
1,580	Gunnison Watershed School District RE1J, Gunnison and Saguache Counties, Colorado, General	No Opt. Call	Aaa	1,740,496
	Obligation Bonds, Series 2004, 5.000%, 12/01/15 - FSA Insured
	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Series 2004:
1,095	5.000%, 12/01/13 - XLCA Insured	No Opt. Call	AAA	1,188,108
1,170	5.000%, 12/01/14 - XLCA Insured	12/13 at 100.00	AAA	1,263,226

	Florida - 16.1% (10.8% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 - MBIA Insured	12/13 at 100.00	AAA	2,522,016
1,480	5.250%, 12/01/18 - MBIA Insured	12/13 at 100.00	AAA	1,613,836

11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	12,136,500
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured

6,000	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.500%, 10/01/41 - MBIA	4/07 at 100.00	AAA	6,212,760
	Insured

8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%, 10/01/13	10/11 at 100.00	Aaa	8,845,158
	(Alternative Minimum Tax) - MBIA Insured

15,000	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	No Opt. Call	AAA	15,729,150
	8/01/27 (Mandatory put 8/01/08) - MBIA Insured

	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	7,886,659
5,600	5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	6,207,320
10,000	5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	10,475,000
2,000	5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured	10/12 at 100.00	AAA	2,112,920

1,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.000%, 1/01/25 - FGIC Insured	1/13 at 100.00	AAA	1,057,590

	Georgia - 0.6% (0.3% of Total Investments)

1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 - FSA Insured	11/14 at 100.00	AAA	1,064,320

1,695	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.500%,	12/11 at 100.00	AAA	1,763,292
	6/01/32 (Alternative Minimum Tax)

	Illinois - 14.0% (9.4% of Total Investments)

10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 - FGIC Insured	1/12 at 100.00	AAA	10,783,400

5,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2001A, 5.500%, 1/01/38 - MBIA	1/11 at 101.00	AAA	5,469,000
	Insured

	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,593,230
4,485	5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	4,847,209
4,730	5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,102,629
2,930	5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	3,152,797

3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O'Hare International	1/12 at 100.00	AAA	3,286,650
	Airport, Series 2002A, 5.750%, 1/01/17 (Alternative Minimum Tax) - MBIA Insured

12,765	Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge, Series 1996, 5.500%, 1/01/23 (Pre-refunded	1/07 at 102.00	AAA	13,480,861
	to 1/01/07) - MBIA Insured

4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002, 5.000%,	12/12 at 101.00	AAA	4,243,160
	12/01/21 - MBIA Insured

1,500	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series	10/13 at 100.00	Aaa	1,630,065
	2003C, 5.250%, 10/01/22 - FSA Insured

5,000	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/23 - FSA	4/12 at 100.00	AAA	5,417,350
	Insured

2,700	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	2,929,581
	2001A, 5.000%, 8/15/20 (Pre-refunded to 8/15/11) - AMBAC Insured

	Indiana - 16.9% (11.4% of Total Investments)

3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 - AMBAC	7/13 at 100.00	AAA	3,597,064
	Insured

	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District, Series 2002D:
2,500	5.375%, 4/01/23 - AMBAC Insured	4/12 at 100.00	AAA	2,710,075
7,075	5.250%, 4/01/26 - AMBAC Insured	4/12 at 100.00	AAA	7,596,569
7,000	5.250%, 4/01/30 - AMBAC Insured	4/12 at 100.00	AAA	7,516,040
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	AAA	10,547,900
	Series 2002, 5.250%, 7/01/32 - AMBAC Insured
25,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	26,791,250
	5.250%, 7/01/33 - MBIA Insured (PLG)
	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series 2002:
2,500	5.750%, 7/15/17 (Pre-refunded to 7/15/12) - FGIC Insured	7/12 at 100.00	AAA	2,840,350
3,810	5.750%, 7/15/20 (Pre-refunded to 7/15/12) - FGIC Insured	7/12 at 100.00	AAA	4,328,693
	Northern Wells Community School Building Corporation, Wells County, Indiana, First Mortgage Bonds,
	Series 2001:
420	5.250%, 1/15/19 - FGIC Insured	7/12 at 100.00	AAA	454,852
430	5.250%, 7/15/19 - FGIC Insured	7/12 at 100.00	AAA	466,640
1,675	5.400%, 7/15/23 - FGIC Insured	7/12 at 100.00	AAA	1,825,147
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AAA	7,327,488
	2002, 5.000%, 7/15/24 - MBIA Insured
2,490	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds,	7/13 at 100.00	AAA	2,665,147
	Series 2003, 5.000%, 1/15/18 - FSA Insured

	Louisiana - 0.7% (0.5% of Total Investments)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 - MBIA	9/12 at 100.00	AAA	3,326,309
	Insured

	Massachusetts - 3.5% (2.4% of Total Investments)
5,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.000%, 8/01/22	8/14 at 100.00	AAA	5,448,000
	(Pre-refunded to 8/01/14) - AMBAC Insured
10,000	Massachusetts, Special Obligation Refunding Notes, Federal Highway Grant Anticipation Note Program,	No Opt. Call	Aaa	10,882,200
	Series 2003A, 5.000%, 12/15/13 - FSA Insured

	Michigan - 1.8% (1.2% of Total Investments)
7,500	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	8,316,600
	(Pre-refunded to 1/01/10) - FGIC Insured

	Missouri - 2.4% (1.6% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AAA	1,752,032
	5.250%, 3/01/19 - FSA Insured
8,735	St. Louis, Missouri, Airport Revenue Bonds, Airport Development Program, Series 2001A, 5.250%,	7/11 at 100.00	AAA	9,592,515
	7/01/31 (Pre-refunded to 7/01/11) - MBIA Insured

	Nebraska - 0.5% (0.2% of Total Investments)
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 - FSA Insured	4/13 at 100.00	AAA	1,094,270
1,000	5.250%, 4/01/21 - FSA Insured	4/13 at 100.00	AAA	1,092,880

	Nevada - 4.3% (2.9% of Total Investments)
9,810	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.000%, 6/15/21 -	6/12 at 100.00	AAA	10,431,365
	MBIA Insured
8,750	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34 - FSA	7/11 at 100.00	AAA	9,368,975
	Insured

	New Jersey - 0.5% (0.4% of Total Investments)
2,345	Bernards Township School District, Somerset County, New Jersey, General Obligation Bonds, Series	1/14 at 100.00	AAA	2,552,298
	2004, 5.000%, 1/01/15 - FGIC Insured

	New York - 2.9% (1.9% of Total Investments)
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	10,462,400
	2002A, 5.000%, 11/15/30 - FSA Insured

1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	1,592,280
	5.000%, 11/15/30 - AMBAC Insured

1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,192,789
	Hospital, Series 2004, 5.000%, 8/01/23 - FGIC Insured

	North Carolina - 0.6% (0.4% of Total Investments)

2,435	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson Regional	10/13 at 100.00	AAA	2,687,729
	Hospital Project, Series 2003, 5.375%, 10/01/24 - FSA Insured

	Oregon - 3.7% (2.5% of Total Investments)

4,725	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Series 2004,	6/14 at 100.00	AAA	5,162,441
	5.000%, 6/15/15 - FSA Insured

	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
6,715	5.375%, 12/01/31	12/11 at 100.00	AA-	6,928,940
3,130	5.500%, 12/01/42	12/11 at 100.00	AA-	3,229,503

1,615	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2004A, 5.000%,	4/14 at 100.00	AAA	1,750,127
	4/01/17 - FSA Insured

	Pennsylvania - 4.9% (3.3% of Total Investments)

4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	No Opt. Call	AAA	4,960,260
	Series 1997A, 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

5,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania,	7/08 at 100.00	AAA	5,290,450
	Series 1998, 5.500%, 7/15/38 - MBIA Insured

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Lycoming College, Series	11/13 at 100.00	AA	1,073,270
	2003-AA2, 5.250%, 11/01/16 - RAAI Insured

	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2003A:
3,090	5.250%, 2/15/14 - XLCA Insured	2/13 at 100.00	AAA	3,370,850
1,000	5.250%, 2/15/15 - XLCA Insured	2/13 at 100.00	AAA	1,085,440

	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B:
3,540	5.250%, 11/15/16 - FSA Insured	11/13 at 100.00	AAA	3,843,024
2,000	5.250%, 11/15/18 - FSA Insured	11/13 at 100.00	AAA	2,158,020

1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,055,850
	District, Series 2003, 5.000%, 6/01/23 - FSA Insured

	South Carolina - 0.8% (0.5% of Total Investments)

	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 - MBIA Insured	4/13 at 100.00	AAA	1,119,220
2,300	5.000%, 4/01/21 - MBIA Insured	4/13 at 100.00	AAA	2,452,743

	Tennessee - 9.2% (6.2% of Total Investments)

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AAA	10,565,000
	5.125%, 11/01/28 - AMBAC Insured

10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AAA	10,558,600
	5.125%, 11/01/29 - AMBAC Insured

	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 - FSA Insured	10/14 at 100.00	AAA	1,612,926
1,455	5.000%, 10/01/20 - FSA Insured	10/14 at 100.00	AAA	1,565,143
1,955	5.000%, 10/01/21 - FSA Insured	10/14 at 100.00	AAA	2,096,777

15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series	5/12 at 100.00	AAA	16,307,730
	2002A, 5.250%, 5/01/32 - FSA Insured

	Texas - 27.1% (18.3% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,837,190
	Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

10,000	Gainesville Hospital District, Texas, Limited Tax General Obligation Bonds, Series 2002, 5.375%,	8/11 at 100.00	AAA	10,557,900
	8/15/32 - MBIA Insured

3,645	Galveston, Texas, General Obligation Refunding Bonds, Series 2001A, 5.250%, 5/01/21 - AMBAC	No Opt. Call	AAA	3,911,814
	Insured

	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO
	Project, Series 2003:
2,240	5.000%, 11/15/16 - MBIA Insured	11/13 at 100.00	AAA	2,391,782
2,355	5.000%, 11/15/17 - MBIA Insured	11/13 at 100.00	AAA	2,504,307

13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification Plant,	3/12 at 100.00	AAA	13,563,030
	Series 2002, 5.125%, 3/01/32 - FGIC Insured

2,500	Houston Higher Education Finance Corporation, Texas, Revenue Bonds, Rice University, Series 1999A,	11/09 at 101.00	AAA	2,684,225
	5.375%, 11/15/29

1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	1,080,680
	FGIC Insured

4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AAA	4,809,437
	5/15/17 - FSA Insured

9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aa1	9,629,594
	5.250%, 12/01/22 (Alternative Minimum Tax)

6,110	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	6,281,508
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)

	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series
	2002:
3,520	5.125%, 11/01/20 - MBIA Insured	5/12 at 100.00	Aaa	3,773,722
3,520	5.125%, 11/01/21 - MBIA Insured	5/12 at 100.00	Aaa	3,773,722

8,655	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	9,003,191
	5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 - MBIA Insured	1/12 at 102.00	Aaa	10,171,364
11,665	5.500%, 1/01/33 - MBIA Insured	1/12 at 102.00	Aaa	12,859,379

5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	1/10 at 100.00	AAA	5,359,500
	5.250%, 7/15/17

	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,500	5.200%, 2/15/21 - FSA Insured	2/12 at 100.00	AAA	3,760,085
3,000	5.250%, 2/15/22 - FSA Insured	2/12 at 100.00	AAA	3,237,270
7,340	5.250%, 2/15/23 - FSA Insured	2/12 at 100.00	AAA	7,920,521
5,000	5.250%, 2/15/25 - FSA Insured	2/12 at 100.00	AAA	5,344,800

	Washington - 14.1% (9.4% of Total Investments)

7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2002A,	7/12 at 100.00	AAA	8,479,570
	5.500%, 7/01/15 - MBIA Insured

6,600	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station -	7/12 at 100.00	AAA	7,198,488
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 - FSA Insured

2,200	King County School District 414, Lake Washington, Washington, General Obligation Bonds, Series	12/14 at 100.00	AAA	2,386,890
	2004, 5.000%, 12/01/16 - FSA Insured

2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 (Alternative	11/12 at 100.00	AAA	2,773,825
	Minimum Tax) - FGIC Insured

2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series 2003B,	12/13 at 100.00	AAA	2,370,742
	5.000%, 6/01/17 - FSA Insured

3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm Community	6/13 at 100.00	Aaa	3,574,511
	Schools, Series 2003, 5.250%, 12/01/16 - FSA Insured

	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT Project,
	Series 2002:
2,000	5.500%, 6/01/17 - AMBAC Insured	6/12 at 100.00	Aaa	2,218,840
4,325	5.125%, 6/01/22 - AMBAC Insured	6/12 at 100.00	Aaa	4,630,994
15,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Harrison Memorial Hospital, Series	8/13 at 102.00	AAA	15,778,800
	1998, 5.000%, 8/15/28 - AMBAC Insured
10,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	10,393,000
	Medical Center, Series 2001, 5.125%, 10/01/31 - AMBAC Insured
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series 2002,	6/12 at 100.00	Aaa	5,507,601
	5.000%, 12/01/20 - FSA Insured

	Wisconsin - 3.2% (2.2% of Total Investments)
2,040	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2002E,	3/12 at 100.00	AA	2,111,624
	5.250%, 9/01/22 (Alternative Minimum Tax)
11,950	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18 - AMBAC Insured	7/12 at 100.00	AAA	12,962,160

$647,070	Total Long-Term Investments (cost $649,237,633) - 148.9%			692,149,060

	Other Assets Less Liabilities - 1.2%			5,647,516

	Preferred Shares, at Liquidation Value - (50.1)%			(233,000,000)

	Net Assets Applicable to Common Shares - 100%			$464,796,576

Forward Swaps outstanding at July 31, 2005:
				Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with Morgan Stanley dated January 31, 2005, to pay semi-annually the notional amount multiplied by 5.058% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London
Inter-Bank Offered Rates).	$7,500,000	8/16/05	8/16/35	$(110,661)

				$(110,661)

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are
(i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherweise noted.
(2)	Effective date reresents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(PLG)	Portion of security with an aggregate market value of $165,034, has been pledged to collateralize the net payment obligations under forward swap contracts.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $649,109,628.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$44,511,972
Depreciation	(1,472,540)

Net unrealized appreciation of investments	$43,039,432

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.